Related Party Transactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Related Party Transactions
45	Related party transactions
The Group is controlled by CEA Holding, which directly owns 40.10% of the Company’s shares as at December 31, 2021 (December 31, 2020: 30.97%). In addition, through CES Global Holdings (Hong Kong) Limited and CES Finance Holding Co., Limited, two wholly owned subsidiaries of CEA Holding, CEA Holding indirectly owns additional shares of the Company of approximately 13.91% and 2.42% respectively as at December 31, 2021 (December 31, 2020: 16.03% and 2.79%).
The Company is a state-owned enterprise established in the PRC and is controlled by the PRC government, which also owns a significant portion of the productive assets in the PRC. In accordance with IAS 24 “Related Party Disclosures”, government-related entities and their subsidiaries, directly or indirectly controlled, jointly controlled or significantly influenced by the PRC government are defined as related parties of the Group. On that basis, related parties include CEA Holding and its subsidiaries (other than the Group), other government-related entities and their subsidiaries (“Other State-owned Enterprises”), other entities and corporations over which the Company is able to control or exercise significant influence and key management personnel of the Company as well as their close family members.
For the purpose of the related party transaction disclosures, the directors of the Company believe that meaningful information in respect of related party transactions has been adequately disclosed.

(a)	Nature of related parties that do not control or controlled by the Group:

Name of related party	Relationship with the Group
Eastern Air Group Finance Co., Ltd. (“Eastern Air Finance Company”)	Associate of the Company
Eastern Aviation Import & Export Co., Ltd. and its subsidiaries (“Eastern Import & Export”)	Associate of the Company
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. (“Shanghai P&W”)	Associate of the Company
Eastern Aviation Advertising Service Co., Ltd. and its subsidiaries (“Eastern Advertising”)	Associate of the Company
Shanghai Collins Aviation Maintenance Service Co., Ltd. (“Collins Aviation”)	Associate of the Company
Shanghai Airlines Tours International (Group) Co., Ltd. and its subsidiaries (“Shanghai Airlines Tours”)	Associate of the Company
China Eastern Air Catering Investment Co., Limited and its subsidiaries	Associate of the Company
(“Eastern Air Catering”)
CAE Melbourne Flight Training Pty Limited (“CAE Melbourne”)	Joint venture of the Company
Shanghai Technologies Aerospace Co., Ltd. (“Technologies Aerospace”)	Joint venture of the Company
Eastern China Kaiya System Integration Co., Ltd. (“China Kaiya”)	Joint venture of the Company
Xi An Cea Safran Landing Systems Services Co., Ltd. (“XIESA”)	Joint venture of the Company
CEA Development Co., Limited and its subsidiaries (“CEA Development”)	Controlled by the same parent company
Eastern Air Logistics Co., Ltd. and its subsidiaries (“Eastern Logistics”)	Controlled by the same parent company
Shanghai Eastern Airlines Investment Co., Ltd. and its subsidiaries (“Eastern Investment”)	Controlled by the same parent company
CES International Financial Leasing Corporation Limited and its subsidiaries (“CES Lease Company”)	Controlled by the same parent company
TravelSky Technology Limited (“TravelSky”)	A key management personnel of the Company is a director of Travelsky
Sichuan Airlines Co.,Ltd. (“Sichuan Air”)	A key management personnel of the Company is a director of Sichuan Air
Air France-KLM Group (“AFK”)	A key management personnel of the Company is a director of AFK
Juneyao Airlines Co., Ltd and its subsidiaries (“Juneyao Air”)	Shareholder who hold more than 5% of the company’s voting shares
(b)	Related party transactions

		Pricing policy
		and decision		2021	2020	2019
Nature of transaction	Related party	process		RMB million	RMB million	RMB million
Purchase of goods and services
Payments on food and beverages*	Eastern Air Catering	(i	)	1,636	812	1,471
	Eastern Import & Export	(i	)	62	50	56
Handling charges for purchase of aircraft, flight equipment, flight equipment spare parts, other property, plant and flight equipment and repairs for aircraft and engines*	Eastern Import & Export	(i	)	135	132	142
Repairs and maintenance expense for aircraft and engines	Shanghai P&W	(i	)	973	1,180	1,762
	Technologies Aerospace	(i	)	179	184	221
	Wheels & Brakes	(i	)	—	45	144
	Shanghai Hute	(i	)	—	116	88
	XIESA	(i	)	—	67	2
Payments on cabin cleaning services	Eastern Advertising	(i	)	3	9	22
Advertising expense*	Eastern Advertising	(i	)	25	26	29
Payments on system services	China Kaiya	(i	)	16	18	16
Equipment maintenance fee*	Collins Aviation	(i	)	36	33	45
	CEA Development	(i	)	48	81	98
Automobile maintenance service, aircraft maintenance, providing transportation automobile and other products*	CEA Development	(i	)	2	4	13
Property management and green maintenance expenses*	CEA Development	(i	)	185	195	205
Payments on hotel accommodation service*	CEA Development	(i	)	120	122	134
	Shanghai Airlines Tours	(i	)	40	10	23
Payments on construction and management agent*	Eastern Investment	(i	)	14	13	14
Payments on logistics services	Eastern Import & Export	(i	)	—	—	49
	Eastern Logistics	(i	)	103	115	53
Civil aviation information network services**	TravelSky	(i	)	230	552	753

		Pricing policy
		and decision		2021	2020	2019
Nature of transaction	Related party	process		RMB million	RMB million	RMB million
Purchase of goods and services (continued)
Flight equipment spare parts maintenance**	CASC	(i	)	—	107	143
Flight training fee	CAE Melbourne	(i	)	—	41	70
Payments on aviation transportation cooperation and support services**	AFK	(i	)	65	221	537
Payments on aviation transportation cooperation services	Juneyao Air	(i	)	4	2	2
Flight equipment spare parts maintenance and support services	AFK	(i	)	22	10	19
Bellyhold space operation cost*	Eastern Logistics	(i	)	—	—	310
Transfer of pilots	Eastern Logistics	(i	)	—	—	11
Cargo terminal business support services*	Eastern Logistics	(i	)	369	286	481
Bellyhold container management	Eastern Logistics	(i	)	13	13	13
Provision of services
Contractual revenue from bellyhold space* (note)	Eastern Logistics	(i	)	—	—	3,826
Exclusive operation transportation in relation to the passenger aircraft cargo business* (note)	Eastern Logistics	(i	)	8,309	4,895	—
Freight logistics support services*	Eastern Logistics	(i	)	192	185	135
Software system and support services	Eastern Logistics	(i	)	14	5	4
Transfer of pilots	Eastern Logistics	(i	)	29	—	—
Media royalty fee	Eastern Advertising	(i	)	14	14	15
Aviation transportation cooperation and support services**	AFK	(i	)	14	105	593
Aviation transportation cooperation services	Juneyao Air	(i	)	16	14	11
Transfer of pilots	Juneyao Air	(i	)	4	22	—

		Pricing policy
		and decision	2021	2020	2019
Nature of transaction	Related party	process	RMB million	RMB million	RMB million
Provision of services (continued)
Flight equipment spare parts maintenance and support services	Juneyao Air	(i)	24	35	41
Aviation transportation cooperation services	Sichuan Air	(i)	10	—	—
	Eastern Investment	(i)	3	—	—
Sale of Goods	Eastern Air Catering	(ii)	48	—	—
Rental income
Rental income for land and buildings under short-term leases*	Eastern Air Catering	(ii)	48	15	—
	Sichuan Air	(ii)	9	—	—
	CEA Development	(ii)	5	—	—
	Juneyao Air	(ii)	4	—	—
	Eastern Import & Export	(ii)	3	—	—
Rental income for Intangible assets	Eastern Logistics	(ii)	5	—	—
Rental income for cargo terminal*	Eastern Logistics	(ii)	81	—	—
Lease Payments
Lease payments for land and buildings*	CEA Holding	(ii)	7	36	40
	Eastern Investment	(ii)	210	98	83
	Eastern Air Catering	(ii)	2	—	—
Settlements of lease liabilities on aircraft and engines	CES Lease Company	(ii)	7,245	6,667	5,779
Lease payments for special vehicle and equipment*	CEA Development	(ii)	83	37	21

In 2021, the additional amount of right-of-use assets for the newly-introduced aircraft and engines from CES Lease Company was RMB11,061 million; the additional amount of right-of-use assets for the newly-leased land and buildings from Eastern Investment was RMB302 million; the additional amount of right-of-use assets for the newly-leased special vehicle and equipment from CEA Development was RMB195 million.

In 2021, the interest amounts on lease liabilities due to CES Lease Company was RMB1,311 million; the interest amounts on lease liabilities due to Eastern Investment was RMB31 million; the interest amounts on lease liabilities due to CEA Development was RMB9 million. As at December 31, 2021, the lease liability due to CEA Development, Eastern Investment and Eastern Air Catering were RMB323 mi
l
lion, RMB255 million and RMB2 million, respectively.

Interest expense
Interest expense on loans	CEA Holding	(iii)	41	32	27
	Eastern Air Finance Company	(iii)	21	5	5
Interest income
Interest income on loans	CAE Melbourne	(iii)	—	1	—
Interest income on deposits	Eastern Air Finance Company	(iii)	20	24	15

		Pricing policy
		and decision		2021	2020	2019
Nature of transaction	Related party	process		RMB million	RMB million	RMB million
Gains on disposal of equity
Dispose 100% equity of China Eastern Airlines Grand Hotel Co., Ltd.	Sichuan Air	(i	)	97	—	—
Dispose 49% equity of Yunnan Civil Aviation Kaiya Information Co., Ltd.	TravelSky	(i	)	8	—	—
Dispose 27.5% equity of Beijing Xinghang Aviation Property Co., Ltd.	Eastern Investment	(i	)	29	—	—
Catering trolleys and aircraft on-board supplies	Eastern Air Catering	(i	)	123	—	—
Note:
To address the business competition between the passenger aircraft cargo business of the Company and the all-cargo
aircraft business of China Cargo Airlines Co., Limited (“China Cargo Airlines”), a subsidiary of Eastern Logistics, the Company gave China Cargo Airlines a long term contractual operation to operate and manage the passenger aircraft bellyhold space cargo business with independence and autonomy from April 2018. Against the backdrop of
COVID-19’s
immense impact on the aviation industry, in order to further clarify the passenger aircraft cargo business’s related business scope and pricing methods under unconventional circumstances such as
“passenger-to-cargo
conversion”, and taking into account certain limitations of adopting an evaluation-based pricing mechanism in the original passenger aircraft bellyhold space contractual operation transactions, the Company and China Cargo Airlines have negotiated and agreed to adjust and optimise the passenger aircraft cargo business’s scope, pricing methods and settlement methods without altering, amongst others, the business entities, rights and obligations, and business procedures of both parties, and adjust the original passenger aircraft bellyhold space contractual operation proposal to an exclusive operation proposal for passenger aircraft cargo business, pursuant to which China Cargo Airlines will have exclusive operation to independently operate and manage the Group’s passenger aircraft cargo business. The exclusive operation agreement was entered into by both parties on September 29, 2020 which was deemed to have become effective on January 1, 2020.

(i)	The Group’s pricing policies on goods and services purchased from and provided to related parties are mutually agreed between contract parties

(ii)	The Group’s pricing policies on related party lease payments are mutually agreed between contract parties.

(iii)	The Group’s pricing policies on related party interest rates are mutually agreed based on benchmark interest rates.

*
These related party transactions also constitute connected transactions or continuing connected transactions as defined in Chapter 14A of the Rules Governing the Listing of Securities on the Stock Exchange (the “Listing Rules”).

**	This related party transaction constitutes a continuing connected transaction pursuant to the Rules Governing the Listing of Stocks on the Shanghai Stock Exchange.
During the year ended December 31, 2021,2020 and 2019, the Group’s significant transactions with entities that are controlled, jointly controlled or significantly influenced by the PRC government mainly include most of its bank deposits/borrowings and the corresponding interest income/expense and part of sales and purchases of goods and services. The price and other terms of such transactions are set out in the agreements governing these transactions or as mutually agreed.
(c)	Balances with related parties

(i)	Amounts due from related parties

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Trade receivables
Eastern Logistics	497	630
Juneyao Air	5	8
Eastern Air Catering	17	—
Others	2	4

	521	642

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Prepayments and other receivables
Eastern Import & Export	134	158
Technologies Aerospace	6	6
Eastern Air Catering	55	36
Eastern Advertising	—	1
CEA Development	1	11
CEA Holding	10	228
CASC	—	13
TravelSky	42	49
Juneyao Air	5	4
Eastern Air Finance Company	120	240
Others	9	22

	382	768

(ii) Amounts due to related parties
	December 31, 2021	December 31, 2020
	RMB million	RMB million
Trade and bills payables
Eastern Import & Export	472	363
Eastern Air Catering	583	266
Technologies Aerospace	59	95
CEA Development	81	96
Shanghai P&W	280	213
Collins Aviation	8	9
CEA Holding	23	28
CASC	—	27
Shanghai Hute	—	32
TravelSky	7	7
Wheels & Brakes	—	14
Shanghai Airlines Tours	—	1
Eastern Advertising	6	—
Eastern Investment	1	74
XIESA	—	32
Others	6	13

	1,526	1,270

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Other payables and accruals
Eastern Import & Export	—	37
Eastern Air Catering	1	2
CEA Holding	68	99
CEA Development	15	1
Eastern Investment	61	61
CES Lease Company	63	189
CASC	—	2
Others	5	7

	213	398

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Lease liabilities
CES Lease Company	46,251	42,168

	December 31, 2021	December 31, 2020
	RMB million	RMB million
Other long-term liabilities
Eastern Air Catering	64	—

	64	—

Except for the amounts due to CES Lease Company, which are related to the aircraft under leases, all other amounts due to related parties are interest-free and payable within normal credit terms given by trade creditors.

(iii)	Short-term deposits, loan and borrowings with related parties

	Average interest rate for the year ended December 31,		December 31,	December 31,
	2021	2020	2021	2020
			RMB million	RMB million
Short-term deposits (included in cash and cash equivalents)
Eastern Air Finance Company	0.23%	0.35%	12,269	5,474
Short-term borrowings (included in borrowings)
Eastern Air Finance Company	2.80%	2.80%	6,000	4,000
CEA Holding	2.80%	—	11,000	—
Eastern Investment	2.80%	—	7,700	—
Long-term borrowings (included in borrowings)
CEA Holding	—	3.86%	—	828
Loan to a joint venture
CAE Melbourne	8.00%	3.74%	6	11

(d)	Guarantees by the holding company
As at December 31, 2021, bonds of the Group guaranteed by CEA Holding amounted to RMB7.8 billion (December 31, 2020: RMB7.8 billion).

(e)	Key management compensation
The compensation paid or payable to key management for employee services mainly comprising salaries and other short-term employee benefits were analysed as follows:

	2021	2020	2019
	RMB million	RMB million	RMB million
Other payables and accruals
Directors and supervisors	2	4	1
Senior management	1	1	8

	3	5	9